Stockholders' Deficit (FY) (Details) - USD ($)																		1 Months Ended	2 Months Ended		3 Months Ended				4 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	May 13, 2019	May 10, 2019	May 06, 2019	Jan. 08, 2019	Dec. 21, 2018	Dec. 12, 2018	Nov. 28, 2018	Oct. 22, 2018	Oct. 18, 2018	May 31, 2018	May 30, 2018	Jan. 29, 2018	Nov. 16, 2017	Sep. 28, 2017	Jun. 02, 2017	May 02, 2017	Jan. 04, 2017	Dec. 31, 2018	Jun. 30, 2019	Oct. 22, 2018	Jun. 30, 2019	Mar. 31, 2019	Aug. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 22, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Apr. 22, 2019	Feb. 12, 2019
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized																		20,000,000							20,000,000	20,000,000			20,000,000				4,000,000
Preferred stock, par value (in dollars per share)																		$ 0.001							$ 0.001				$ 0.001			$ 0.001
Preferred stock, shares issued (in shares)			2,633,678
Preferred stock, shares outstanding			2,633,678																1,707,920		1,707,920							1,707,920
Debt Conversion, Converted Instrument, Shares Issued												38,405	9,615	8,013	8,013	8,013
Dividends, Preferred Stock (in Dollars)																					$ 27,000			$ 0	$ 64,840	$ 0		$ 27,000		$ 0	$ 20,280	$ 0
Issued (in shares)				25,641		1,400,000			2,846,356																1,400,000
Debt Conversion, Original Debt, Amount (in Dollars)															$ 25,000
Class of Warrant or Rights Cancelled or Expired																									(463,631)						(576,923)	0
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)								$ 2,003,390																	$ 2,003,390	23,447					$ 0	$ 1,015,757
Issued			$ 15,675,790						$ 2,023,000													$ 150,000			1,400				$ 4,668,000
Gains (Losses) on Restructuring of Debt (in Dollars)																									$ 472,267	0					$ 1,033,669	$ 0
Common Stock, Shares Authorized																		580,000,000	88,000,000		88,000,000		580,000,000		580,000,000			88,000,000	580,000,000		580,000,000	580,000,000	88,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																		$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued																		11,661,485	43,168,161		43,168,161		3,064,763		11,661,485			43,168,161	11,661,485		3,064,763	3,008,730
Common Stock, Shares, Outstanding																		11,661,485	43,168,161		43,168,161		3,064,763		11,661,485			43,168,161	11,661,485		3,064,763	3,008,730
Stock Repurchased During Period, Shares							1,048,904
Number of Shareholders							2
Stock Repurchased During Period, Value (in Dollars)							$ 27,271
Number of Units Sold						1,425,641
Unit, Description						each unit consisting of (i) one share of the Company’s common stock, par value $0.001 per share and (ii) a warrant to purchase one half of a share of Common Stock
Unit Price per Unit (in Dollars per share)						$ 1.95
Proceeds from Issuance or Sale of Equity (in Dollars)						$ 2,779,840																			$ 2,607,099	$ 0					$ 0	$ 0
Payments of Stock Issuance Costs (in Dollars)						122,741
Proceeds from Sale of Stock, Net (in Dollars)				$ 50,000		$ 2,657,099
Warrants and Rights Outstanding, Term						2 years
Warrant exercise price (in dollars per share)						$ 3.90												$ 3.90							$ 3.90				$ 3.90
Stock Issued During Period, Shares, Other																	1,346
Stock Issued During Period, Value, Other (in Dollars)																	$ 68,950								$ 2,021,962
Shares Issued, Price Per Share (in Dollars per share)																	$ 46.80
Class of Warrant or Rights, Granted						700,000																			700,000						1,040,554	0
Class of Warrant or Rights, Outstanding Intrinsic Value (in Dollars)																									$ 5,095,996
Share Price (in Dollars per share)						$ 1.95												$ 11.18							$ 11.18				$ 11.18
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																			$ 7.50						$ 6.76						$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																												3 years
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars)																			$ 1,178,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)																		$ 170,002	$ 34,200,000		$ 34,200,000				$ 170,002			$ 34,200,000	$ 170,002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																		$ 170,002							$ 170,002				$ 170,002
Previously Reported [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized																		20,000,000							20,000,000				20,000,000
Preferred stock, par value (in dollars per share)																		$ 0.001							$ 0.001				$ 0.001
Common Stock, Shares Authorized																		580,000,000							580,000,000				580,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																		$ 0.001							$ 0.001				$ 0.001
Common Stock, Shares, Issued																		3,415,859							3,415,859				3,415,859
Common Stock, Shares, Outstanding																		3,415,859							3,415,859				3,415,859
Warrants Issued with Debt [Member]
Stockholders' Deficit [Line Items]
Warrant exercise price (in dollars per share)																							$ 0.26								$ 0.26
Class of Warrant or Rights, Granted																															79,016
Principal [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)												$ 28,148	$ 17,518	$ 16,347		$ 15,000
Interest [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)												$ 1,808	$ 12,482	$ 8,653		$ 10,000
Discontinued Operations [Member]
Stockholders' Deficit [Line Items]
Class of Warrant or Rights Cancelled or Expired																															576,923
Warrant exercise price (in dollars per share)																							$ 0.26								$ 0.26
Class of Warrant or Rights, Granted																															961,538
Share-based Payment Arrangement, Option [Member]
Stockholders' Deficit [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					38,462
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)					$ 6.76
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars)					$ 154,983
Share-based Payment Arrangement, Option [Member] | Board of Directors Chairman [Member]
Stockholders' Deficit [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					19,231
Share-based Payment Arrangement, Option [Member] | Chief Financial Officer [Member]
Stockholders' Deficit [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					19,231
Series A Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized																							1,000								1,000	1,000
Preferred stock, par value (in dollars per share)																		$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)																		1,000					1,000		1,000				1,000		1,000	1,000
Preferred stock, shares outstanding																							1,000								1,000	1,000
Issued (in shares)																						69,115							2,391,403
Issued																						$ 69							$ 2,391
Payments of Stock Issuance Costs (in Dollars)																		$ 500,000
Share Price (in Dollars per share)																		$ 2.40							$ 2.40				$ 2.40					$ 2.40
Series A Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized																		1,000							1,000				1,000
Preferred stock, par value (in dollars per share)																		$ 0.001							$ 0.001				$ 0.001
Preferred stock, shares issued (in shares)																		1,000							1,000				1,000
Preferred stock, shares outstanding																		1,000							1,000				1,000
Series B Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized											805,000							805,000					805,000		805,000				805,000		805,000	805,000
Preferred stock, par value (in dollars per share)											$ 0.99							$ 0.001					$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)																							803,969.73								803,969.73	0
Preferred stock, shares outstanding								803,969.73										0		803,969.73			803,969.73		0		803,969.73		0		803,969.73	0
Convertible Preferred Stock, Conversion Rate (in Dollars per share)											$ 0.78
Preferred Stock, Dividend Rate, Percentage											10.00%
Convertible Preferred Stock, Terms of Conversion											Under certain default condition, the Series B Convertible Preferred Stock is subject to mandatory redemption at 125%, and the conversion price resets to 75% of the market price of the Company’s common stock
Debt Conversion, Converted Instrument, Shares Issued										803,969.73
Dividends, Preferred Stock (in Dollars)																				$ 11,339			$ 20,280
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars)																											$ 31,619
Issued (in shares)											803,969.73
Conversion of stock, shares converted (in shares)								803,969.73
Issued											$ 795,930
Stock Issued During Period, Shares, Other																									803,969.73
Stock Issued During Period, Value, Other (in Dollars)																									$ (804)
Series B Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized																		805,000							805,000				805,000
Preferred stock, par value (in dollars per share)																		$ 0.001							$ 0.001				$ 0.001
Preferred stock, shares issued (in shares)																		0							0				0
Preferred stock, shares outstanding																		0							0				0
Series E Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized								2,900,000										2,900,000		2,900,000			2,900,000		2,900,000		2,900,000		2,900,000		2,900,000	2,900,000
Preferred stock, par value (in dollars per share)								$ 0.99										$ 0.001		$ 0.99			$ 0.001		$ 0.001		$ 0.99		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)																							0								0	0
Preferred stock, shares outstanding																		2,846,355.54	1,707,920		1,707,920		0		2,846,355.54			1,707,920	2,846,355.54		0	0
Convertible Preferred Stock, Conversion Rate (in Dollars per share)								$ 0.78
Preferred Stock, Dividend Rate, Percentage								10.00%
Convertible Preferred Stock, Terms of Conversion								Under certain default condition, the Series E Convertible Preferred Stock is subject to mandatory redemption at 125%, and the conversion price resets to 75% of the market price of the Company’s common stock
Dividends, Preferred Stock (in Dollars)																									$ 53,501
Issued (in shares)								2,846,355.54
Conversion of stock, shares converted (in shares)	236,364	689,394																			925,758							925,758
Class of Warrant or Rights Cancelled or Expired								463,631
Issued								$ 2,022,766
Stock Issued During Period, Shares, Other																									2,846,355.54
Stock Issued During Period, Value, Other (in Dollars)																									$ 2,846
Series E Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Deficit [Line Items]
Preferred Stock, Shares Authorized																		2,900,000							2,900,000				2,900,000
Preferred stock, par value (in dollars per share)																		$ 0.001							$ 0.001				$ 0.001
Preferred stock, shares issued (in shares)																		2,846,355.54							2,846,355.54				2,846,355.54
Preferred stock, shares outstanding																		2,846,355.54							2,846,355.54				2,846,355.54
Series E Preferred Stock [Member] | Principal [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)								1,027,202
Series E Preferred Stock [Member] | Interest [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)								$ 66,299